Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at January 1	$ 3,078	$ 3,242	$ 3,400
Additions based on tax positions related to the current year	131	111	231
Additions for tax positions of prior years	92	456	476
Reductions for tax positions of prior years	(415)	(644)	(569)
Settlements	100	(56)	(256)
Lapses of statutes of limitations	(43)	(31)	(40)
Balance at December 31	$ 2,943	$ 3,078	$ 3,242